Related Party Balances and Transactions (Details) - Schedule of Movement of Allowances for Expected Credit Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (17,818)	$ (17,059)	$ (17,059)	$ (6,312)
Provision		(759)	(759)	(10,747)
Revised	17,818
Ending balance		$ (17,818)	$ (17,818)	$ (17,059)